Note 1 - Nature of Operations and Summary of Significant Accounting Policies: Subsequent Events (Policies)	12 Months Ended
Jul. 31, 2012
Policies
Subsequent Events

Subsequent Events

The Company has evaluated all transactions from July 31, 2012 through the financial statement issuance date for subsequent event disclosure consideration.

Recently Issued Accounting Pronouncements

The Company does not expect the adoption of any recently issued accounting pronouncements to have a significant impact on its results of operations, financial position or cash flow.